Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Related party transactions
Wages	$ 361,871	$ 494,216	$ 718,358	$ 996,231
Share-based payments - capital stock	154,336	50,038	241,502	116,626
Share-based payments - stock options	5,857	61,552	16,595	83,106
Remuneration of directors and key management of the company	$ 522,064	$ 605,806	$ 976,455	$ 1,195,963